Related Parties (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Related Party [Abstract]
Short-term employee benefits	$ 99	$ 83
Post-employment benefits	7	6
Share-based payments	79	73
Termination benefits	2	3
Other long-term benefits	3	3
Total	$ 190	$ 168